Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Interest income	$ 5,889	$ 5,186	$ 5,172	$ 5,209	$ 5,148	$ 5,290	$ 5,303	$ 5,318	$ 21,456	$ 21,059	$ 21,622
Net interest income	5,329	4,673	4,618	4,642	4,496	4,568	4,514	4,395	19,262	17,973	18,267
NET INCOME	$ 785	$ 1,054	$ 1,392	$ 1,216	$ 1,254	$ 1,284	$ 1,371	$ 934	$ 4,447	$ 4,843	$ 4,754
Net income per share	$ 0.40	$ 0.63	$ 0.83	$ 0.72	$ 0.74	$ 0.77	$ 0.82	$ 0.56